Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Consolidated Property, Plant and Equipment

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000

Land - at cost	3,601	1,803

Buildings - at cost	215,542	153,100
Less: Accumulated depreciation	(13,237)	(5,042)
Total buildings	202,305	148,058

Plant and equipment - at cost	4,856	4,145
Less: Accumulated depreciation	(1,142)	(712)
Total plant and equipment	3,714	3,433

Mining hardware - at cost	177,766	115,024
Less: Accumulated depreciation	(54,892)	(15,709)
Less: Accumulated impairment	(25,605)	(25,934)
Total mining hardware	97,269	73,381

HPC hardware - at cost	33,315	-
Less: Accumulated depreciation	(1,779)	-
Total HPC hardware	31,536	-

Development assets - at cost	102,946	14,427

Total property, plant and equipment	441,371	241,102
The effect of these changes on actual and expected depreciation expense was as follows.

In $'000	30 June 2024	30 June 2025	30 June 2026	30 June 2027
Increase / (decrease) in depreciation expenses	11,568	1,712	(21,037)	(8,818)

Reconciliations of Written Down Values of Property, Plant and Equipment
Reconciliations
Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	Land	Buildings	Plant and equipment	Mining hardware	HPC hardware	Development assets	Total
Consolidated	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Balance at 1 July 2022	1,836	13,082	3,200	163,147	-	66,297	247,562
Additions	-	22,467	673	163,663	-	67,866	254,669
Deconsolidation of subsidiaries	-	-	-	(90,054)	-	-	(90,054)
Disposals	(6)	-	-	(39,046)	-	-	(39,052)
Exchange differences	(27)	2,852	(93)	(7,826)	-	(4,685)	(9,779)
Impairment of assets	-	-	-	(90,524)	-	(1,084)	(91,608)
Transfers in/(out)	-	113,967	-	-	-	(113,967)	-
Depreciation expense (note 6)	-	(4,310)	(347)	(25,979)	-	-	(30,636)

Balance at 30 June 2023	1,803	148,058	3,433	73,381	-	14,427	241,102
Additions	1,817	3,288	876	65,291	33,685	150,408	255,365
Disposals	-	-	(35)	(6)	-	(5)	(46)
Exchange differences	(19)	(2,706)	(104)	(1,595)	(369)	252	(4,541)
Reversal of impairment	-	-	-	-	-	108	108
Assets written off	-	-	-	-	-	(202)	(202)
Transfers in/(out)	-	62,042	-	-		(62,042)	-
Depreciation expense (note 6)	-	(8,377)	(456)	(39,802)	(1,780)	-	(50,415)

Balance at 30 June 2024	3,601	202,305	3,714	97,269	31,536	102,946	441,371